RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	$ 142	$ 158
Amortisation for the year	63	47	$ 42
Right of use assets at period end	175	142	158
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	257	233	128
Transfers and other movements	(37)	(12)	73
Transfer to assets and liabilities held for sale			(1)
Translation	(9)	13	1
Right of use assets at period end	313	257	233
Cost | Stay-in-business capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	101	23	32
Cost | Project capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(115)	(75)	0
Amortisation for the year	63	47	42
Transfers and other movements	37	11	(33)
Impairment	(1)
Translation	(4)	4
Right of use assets at period end	(138)	(115)	(75)
Mine infra- structure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	133	148
Right of use assets at period end	162	133	148
Mine infra- structure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	233	209	119
Transfers and other movements	(22)	(13)	58
Transfer to assets and liabilities held for sale			0
Translation	(9)	14	0
Right of use assets at period end	297	233	209
Mine infra- structure | Cost | Stay-in-business capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	95	23	32
Mine infra- structure | Cost | Project capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Mine infra- structure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(100)	(61)	0
Amortisation for the year	61	45	40
Transfers and other movements	22	11	(21)
Impairment	0
Translation	(4)	5
Right of use assets at period end	(135)	(100)	(61)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	9	10
Right of use assets at period end	13	9	10
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	24	24	9
Transfers and other movements	(15)	1	15
Transfer to assets and liabilities held for sale			(1)
Translation	0	(1)	1
Right of use assets at period end	16	24	24
Land and buildings | Cost | Stay-in-business capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	6	0	0
Land and buildings | Cost | Project capital
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	(15)	(14)	0
Amortisation for the year	2	2	2
Transfers and other movements	15	0	(12)
Impairment	(1)
Translation	0	(1)
Right of use assets at period end	$ (3)	$ (15)	$ (14)